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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 6/30/2011
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         ZWEIG ADVISERS, LLC
                 -------------------------------
   Address:      900 Third Ave.
                 -------------------------------
                 New York, NY 10022
                 -------------------------------

Form 13F File Number: 28-2621
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    MARC BALTUCH
         -------------------------------
Title:   CHIEF COMPL. OFFICER
         -------------------------------
Phone:   212-451-1100
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ Marc Baltuch                   New York, New York   August 9, 2011
   -------------------------------    ------------------   --------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                        1
                                        --------------------

Form 13F Information Table Entry Total:                  67
                                        --------------------

Form 13F Information Table Value Total:           $  480576
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

    1         28-2621                      EUCLID ADVISORS LLC
    ------       -----------------         ---------------------------------
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Zweig Advisers SEC Form 13F 6/30/2011


        COLUMN 1             COLUMN 2     COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7          COLUMN 8
------------------------- -------------- --------- ----------- ------------------- ---------- ---------- --------------------------
                                                      VALUE     SHRS OR   SH/ PUT/ INVESTMENT   OTHER        VOTING AUTHORITY
     NAME OF ISSUER       TITLE OF CLASS   CUSIP    (x$1000)    PRN AMT   PRN CALL DISCRETION  MANAGERS    SOLE    SHARED    NONE
------------------------- -------------- --------- ----------- ---------- --- ---- ---------- ---------- -------- -------- --------
ABBOTT LABORATORIES                      2824100   10418760      198000            (a)sole    n/a        (a)sole
ALASKA AIR GROUP INC                     11659109   7256760      106000            (a)sole    n/a        (a)sole
ALCOA INC                                13817101   6312280      398000            (a)sole    n/a        (a)sole
ALPHA NATURAL RESOURCES
 INC                                     02076X102  7102272      156300            (a)sole    n/a        (a)sole
ALTRIA GROUP INC                         02209S103 10564000      400000            (a)sole    n/a        (a)sole
AMAZON.COM INC                           23135106   7361640       36000            (a)sole    n/a        (a)sole
AMKOR TECHNOLOGY INC                     31652100   5796302      939433            (a)sole    n/a        (a)sole
APPLE INC                                37833100  11043543       32900            (a)sole    n/a        (a)sole
AT&T INC                                 00206R102  1821780       58000            (a)sole    n/a        (a)sole
AUTOZONE INC                             53332102   7046915       23900            (a)sole    n/a        (a)sole
BANK OF AMERICA CORP                     60505104   7759680      708000            (a)sole    n/a        (a)sole
BIOGEN IDEC INC                          09062X103  7377480       69000            (a)sole    n/a        (a)sole
BRISTOL-MYERS SQUIBB CO                  110122108  1795520       62000            (a)sole    n/a        (a)sole
CATERPILLAR INC                          149123101  8836180       83000            (a)sole    n/a        (a)sole
CENTURYLINK INC                          156700106  1698060       42000            (a)sole    n/a        (a)sole
CHESAPEAKE ENERGY CORP                   165167107  8788240      296000            (a)sole    n/a        (a)sole
CHEVRON CORP                             166764100 10284000      100000            (a)sole    n/a        (a)sole
CITIGROUP INC                            172967424  7503528      180200            (a)sole    n/a        (a)sole
CLIFFS NATURAL RESOURCES
 INC                                     18683K101  8967650       97000            (a)sole    n/a        (a)sole
COMCAST CORP-CLASS A                     20030N101  9350460      369000            (a)sole    n/a        (a)sole
CONOCOPHILLIPS                           20825C104 10752170      143000            (a)sole    n/a        (a)sole
CONSUMER STAPLES SPDR                    81369Y308  1999470       64024            (a)sole    n/a        (a)sole
CORNING INC                              219350105  8185650      451000            (a)sole    n/a        (a)sole
CUMMINS INC                              231021106  8589670       83000            (a)sole    n/a        (a)sole
DARDEN RESTAURANTS INC                   237194105  9404640      189000            (a)sole    n/a        (a)sole
DEERE & CO                               244199105  9069500      110000            (a)sole    n/a        (a)sole
DREYFUS-CS MG-IN                         26188J206 20973239    20973239            (a)sole    n/a        (a)sole
DU PONT (E.I.) DE
 NEMOURS                                 263534109 10053300      186000            (a)sole    n/a        (a)sole
DUKE ENERGY CORP                         26441C105  1958320      104000            (a)sole    n/a        (a)sole
EL PASO CORP                             28336L109  7736600      383000            (a)sole    n/a        (a)sole
ELI LILLY & CO                           532457108  1763910       47000            (a)sole    n/a        (a)sole
FIRSTENERGY CORP                         337932107  1810150       41000            (a)sole    n/a        (a)sole
FOSTER WHEELER AG                        H27178104  7351960      242000            (a)sole    n/a        (a)sole
FREEPORT-MCMORAN COPPER                  35671D857  9892300      187000            (a)sole    n/a        (a)sole
GILEAD SCIENCES INC                      375558103  7619440      184000            (a)sole    n/a        (a)sole
GOLDMAN SACHS GROUP INC                  38141G104  8650850       65000            (a)sole    n/a        (a)sole
HALLIBURTON CO                           406216101  9894000      194000            (a)sole    n/a        (a)sole
HCP INC                                  40414L109  1871190       51000            (a)sole    n/a        (a)sole
HEALTH CARE SELECT
 SECTOR                                  81369Y209  5718720      161000            (a)sole    n/a        (a)sole
HJ HEINZ CO                              423074103  1758240       33000            (a)sole    n/a        (a)sole
INTEL CORP                               458140100 10393040      469000            (a)sole    n/a        (a)sole
INTL BUSINESS MACHINES
 CORP                                    459200101  8405950       49000            (a)sole    n/a        (a)sole
KIMBERLY-CLARK CORP                      494368103  1930240       29000            (a)sole    n/a        (a)sole
L-3 COMMUNICATIONS
 HOLDINGS                                502424104  9357150      107000            (a)sole    n/a        (a)sole
LEGGETT & PLATT INC                      524660107  1730980       71000            (a)sole    n/a        (a)sole
LOCKHEED MARTIN CORP                     539830109  2024250       25000            (a)sole    n/a        (a)sole
LULULEMON ATHLETICA INC                  550021109  7491940       67000            (a)sole    n/a        (a)sole
MCDONALD'S CORP                          580135101  9612480      114000            (a)sole    n/a        (a)sole
MEADWESTVACO CORP                        583334107  1965290       59000            (a)sole    n/a        (a)sole
MONSANTO CO                              61166W101  9212580      127000            (a)sole    n/a        (a)sole
NEW YORK COMMUNITY
 BANCORP                                 649445103  1798800      120000            (a)sole    n/a        (a)sole
NUCOR CORP                               670346105  7666920      186000            (a)sole    n/a        (a)sole
OCCIDENTAL PETROLEUM
 CORP                                    674599105  9155520       88000            (a)sole    n/a        (a)sole
PAYCHEX INC                              704326107  1781760       58000            (a)sole    n/a        (a)sole
PEPSICO INC                              713448108 10001060      142000            (a)sole    n/a        (a)sole
PETROLEO BRASILEIRO
 S.A.-ADR                                71654V408  6636560      196000            (a)sole    n/a        (a)sole
POTASH CORP OF
 SASKATCHEWAN                            73755L107  8833450      155000            (a)sole    n/a        (a)sole
QUALCOMM INC                             747525103  8745660      154000            (a)sole    n/a        (a)sole
SANDISK CORP                             80004C101  7553000      182000            (a)sole    n/a        (a)sole
TEMPLETON DRAGON FUND
 INC                                     88018T101  7832880      258000            (a)sole    n/a        (a)sole
TOTAL SA-SPON ADR                        89151E109  1677360       29000            (a)sole    n/a        (a)sole
UNION PACIFIC CORP                       907818108  8874000       85000            (a)sole    n/a        (a)sole
UNITED CONTINENTAL
 HOLDINGS                                910047109  6924780      306000            (a)sole    n/a        (a)sole
UNITEDHEALTH GROUP INC                   91324P102  8717020      169000            (a)sole    n/a        (a)sole
VERIZON COMMUNICATIONS
 INC                                     92343V104 10610550      285000            (a)sole    n/a        (a)sole
VISA INC-CLASS A SHARES                  92826C839  9521380      113000            (a)sole    n/a        (a)sole
WILLIAMS COS INC                         969457100  9982500      330000            (a)sole    n/a        (a)sole
           480575468